SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details)	12 Months Ended
Dec. 31, 2022
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Electronic Devices [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years